DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2016
Discontinued Operations and Disposal Groups [Abstract]
Schedule of discontinued operations presented in the Consolidated Financial Statements
The following table provides the amounts of assets and liabilities held for sale in the Consolidated Balance Sheet (in millions):

	December 31, 2016				December 31, 2015
	MHPS	Cranes	Construction	Total	MHPS
Assets
Cash and cash equivalents	$71.0	$1.2	$1.2	$73.4	$95.3
Trade receivables – net	243.5	3.1	24.4	271.0	236.0
Inventories	309.4	1.7	23.9	335.0	382.1
Prepaid and other current assets	49.9	0.5	3.1	53.5	36.2
Current assets held for sale	$673.8	$6.5	$52.6	$732.9	$749.6

Property, plant and equipment – net	$294.2	$0.8	$3.2	$298.2	$303.9
Goodwill	573.7	—	—	573.7	564.1
Intangible assets – net	212.6	2.9	—	215.5	226.9
Impairment reserve	—	(1.7)	(3.5)	(5.2)	—
Other assets	86.4	1.1	1.6	89.1	65.6
Non-current assets held for sale	$1,166.9	$3.1	$1.3	$1,171.3	$1,160.5

Liabilities
Notes payable and current portion of long-term debt	$13.1	$—	$1.3	$14.4	$13.8
Trade accounts payable	132.6	0.7	23.8	157.1	177.0
Accruals and other current liabilities	267.0	6.2	9.1	282.3	255.2
Current liabilities held for sale	$412.7	$6.9	$34.2	$453.8	$446.0

Long-term debt, less current portion	$2.4	$—	$—	$2.4	$0.1
Retirement plans	235.3	0.7	0.9	236.9	218.7
Other non-current liabilities	71.7	0.4	0.7	72.8	79.7
Non-current liabilities held for sale	$309.4	$1.1	$1.6	$312.1	$298.5

The following table provides amounts of cash and cash equivalents presented in the Consolidated Statement of Cash Flows (in millions):

	December 31, 2016	December 31, 2015	December 31, 2014
Cash and cash equivalents:
Cash and cash equivalents - continuing operations	$428.5	$371.2	$392.6
Cash and cash equivalents - held for sale	73.4	95.3	85.6
Total cash and cash equivalents:	$501.9	$466.5	$478.2

The following table provides supplemental cash flow information related to discontinued operations (in millions):

	Year Ended December 31,
	2016	2015	2014
Non-cash operating items:
Depreciation and amortization	$22.4	$55.8	$66.4
Deferred taxes	$15.8	$(2.2)	$(4.5)
Goodwill Impairment	$—	$11.3	$—
Asset Impairments	$3.0	$23.9	$3.8
Investing activities:
Capital expenditures	$(14.9)	$(22.3)	$(21.9)

Other

	Year Ended December 31,
	2016	2015	2014
Gain (loss) on disposition of discontinued operations	$4.5	$4.5	$66.1
(Provision for) benefit from income taxes	(1.0)	(1.1)	(7.5)
Gain (loss) on disposition of discontinued operations – net of tax	$3.5	$3.4	$58.6

The following amounts related to discontinued operations were derived from historical financial information and have been segregated from continuing operations and reported as discontinued operations in the Consolidated Statement of Income (Loss) (in millions):

	Year ended December 31,
	2016	2015	2014
	MHPS	MHPS	MHPS	Trucks	Total
Net sales	$1,398.2	$1,521.4	$1,829.7	$89.9	$1,919.6
Cost of sales	(1,090.3)	(1,184.1)	(1,427.8)	(82.4)	(1,510.2)
Selling, general and administrative expenses	(266.8)	(271.1)	(378.9)	(5.4)	(384.3)
Goodwill and intangible asset impairments	(3.1)	(34.7)	—	—	—
Net interest (expense)	(2.3)	(1.4)	(3.1)	—	(3.1)
Other income (expense)	(11.5)	0.8	(1.3)	(0.4)	(1.7)
Income (loss) from discontinued operations before income taxes	24.2	30.9	18.6	1.7	20.3
(Provision for) benefit from income taxes	(9.9)	(13.5)	(11.1)	(0.3)	(11.4)
Income (loss) from discontinued operations – net of tax	14.3	17.4	7.5	1.4	8.9
Net loss (income) attributable to noncontrolling interest	(0.9)	(3.3)	(2.0)	—	(2.0)
Income (loss) from discontinued operations – net of tax attributable to Terex Corporation	$13.4	$14.1	$5.5	$1.4	$6.9